Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
11.	FAIR VALUE MEASUREMENTS

Contingent Consideration Liabilities – Holdback Shares

As discussed in Note 3, the Company recognized and measured a contingent consideration liability associated with Holdback Shares at a fair value of $120.35 million, determined using a probability-weighted discounted cash flow model. Significant inputs used in the model includes certain financial metric growth rates, volatility rates, projections associated with the applicable contingency, the interest rate, and the related probabilities and payment structure in the Merger Agreement, which are not observable in the market and are therefore considered to be Level 3 inputs.

As further discussed in Note 3, on November 16, 2020, the contingencies were met and accordingly the Holdback Shares were released. The remeasured fair value of the liability was $83.15 million based on the public share price on release date, and was charged against additional paid-in capital. The change in fair value during the period resulted in a gain on settlement of the contingent consideration derivative of $37.20 million and was recorded within “other income” in the consolidated statements of income and comprehensive income (loss).

The following table reflects the changes in the estimated fair value of the Company’s liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	2020	2019
Fair value at January 1	$—	$—
Contingent consideration liability recorded upon Closing	120,350	—
Change in fair value	(37,200)	—
Contingent consideration settled	(83,150)	—
Fair value at December 31	$—	$—

Sponsor Earnout Shares Subject to Transfer Restrictions

As discussed in Note 3, the Company recognized and measured an asset associated with the Sponsor Earnout Shares at its fair value of $0 at the Closing date, determined using a probability-weighted discounted cash flow model. Significant inputs used in the models includes certain financial metric growth rates, volatility rates, projections associated with the applicable contingency, the interest rate, and the related probabilities and payment structure in the contingent consideration arrangement, which are not observable in the market and are therefore considered to be Level 3 inputs.

As discussed in Note 3, the Sponsor Earnout Shares were released on November 16, 2020 based on the remeasured fair value on the release date of $0, as none of the Sponsor Earnout Shares were forfeited on that date. No gain or loss was recorded by the Company in connection with the Sponsor Earnout Shares.